Insurance Contract Liabilities and Investment Contract Liabilities - Change in Investment Contract Liabilities without DPF (Details) - Investment contract liabilities without DPF - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Measured at fair value
Reconciliation Of Changes In Financial Liabilities [Roll Forward]
Beginning balance	$ 2	$ 3
Deposits	0	0
Interest	0	0
Withdrawals	0	0
Fees	0	0
Other	0	0
Foreign exchange rate movements	0	(1)
Ending balance	2	2
Measured at amortized cost
Reconciliation Of Changes In Financial Liabilities [Roll Forward]
Beginning balance	2,612	2,646
Deposits	467	360
Interest	59	57
Withdrawals	(457)	(464)
Fees	(7)	(6)
Other	16	20
Foreign exchange rate movements	0	(1)
Ending balance	$ 2,690	$ 2,612